Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Sales	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Cost of services					0	0
GROSS PROFIT					0	0
OPERATING EXPENSES
Depreciation					1,165	6,159
General and administrative	835,521	1,245,545	1,418,305	1,582,382	1,809,076	690,248
Research and development	53,488	75,699	78,188	91,334	0	0
Professional fees					613,705	343,694
TOTAL OPERATING EXPENSES	889,009	1,321,244	1,496,493	1,673,716	2,423,946	1,040,101
OPERATING LOSS	(889,009)	(1,321,244)	(1,496,493)	(1,673,716)	(2,423,946)	(1,040,101)
OTHER INCOME (EXPENSES)
Interest expense	(1,837)	0	(2,117)	(185,847)	(185,843)	(126,115)
Derivative expense	0	0	0	142,835	0	(37,616)
Gain on derivative liability	0	0	0	(91,593)	142,835	33,114
Gain (loss) on extinguishment of debt					(91,593)	34,874
Impairment of intangible assets					0	(58,960)
Loss on disposal of fixed assets	(3,391)	0	(6,170)	0
TOTAL OTHER INCOME (EXPENSES)	(5,228)	0	(8,287)	(134,605)	(134,601)	(154,703)
NET LOSS	$ (894,237)	$ (1,321,244)	$ (1,504,780)	$ (1,808,321)	$ (2,558,547)	$ (1,194,804)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING - Basic and diluted	2,530,205	360,307	2,464,806	672,372	1,292,477	396,127
Loss per common share - Basic and diluted	$ (.35)	$ (3.67)	$ (0.61)	$ (2.69)	$ (1.98)	$ (3.02)